Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 21, 2024
C000244572
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Capital Select Equity ETF - NAV
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,041	$ 10,854	$ 11,338	$ 11,071	$ 10,456	$ 10,026	$ 10,000